Convertible Notes and Warrants - Goodman Note - Additional Information (Detail) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	1 Months Ended
	Jun. 28, 2013	Sep. 30, 2013	Dec. 31, 2013	May 31, 2010	Jun. 30, 2013	Jul. 31, 2013	Jan. 31, 2009	Apr. 30, 2005	Sep. 30, 2014	Feb. 10, 2014	Dec. 31, 2012	Apr. 30, 2014	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2009
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise price of warrants										$ 10.00
Debt, principal amount converted	$ 20,231,000	$ 20,231,000	$ 20,231,000
Conversion price of notes									$ 10.00
Warrant liability			2,140,532						1,128		981,747
Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise price of warrants												$ 4.72
Accrued interest [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Accrued interest on convertible debt converted	2,581,000	2,581,000	2,581,000
Series A Convertible Preferred Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Convertible note converted into preferred shares	42,245,834	42,245,834	42,245,834
Goodman Note [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Debt, fixed interest rate per annum				3.25%
Principal payment, beginning date				May 01, 2010
Repayment of notes payable				750,000
Additional principal payment			0								0		180,000	135,000
Debt, principal amount converted	1,935,000				1,935,000
Conversion price of notes	$ 0.54
Warrant liability			62,000
Goodman Note [Member] | Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrants issued in connection with conversion of notes						23,809
Period for which warrats will be exercisable beginning with the closing of IPO			2 years
Goodman Note [Member] | Accrued interest [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Accrued interest on convertible debt converted	105,000				105,000
Goodman Note [Member] | May 1, 2010 through January 31, 2011 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Periodic principal payment				45,000
Goodman Note [Member] | February 1, 2012 through January 31, 2014 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Periodic principal payment				90,000
Goodman Note [Member] | February 1, 2014 through the maturity date [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Periodic principal payment				150,000
Goodman Note [Member] | Series A Convertible Preferred Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of principal amount of convertible loan divided by the exercise price which equals number of shares exercised							10.00%
Notice period of warrant conversion							20 days
Exercise price of warrants															$ 0.60
Convertible note converted into preferred shares	3,777,324				3,777,324
Goodman Note [Member] | Minimum [Member] | Series A Convertible Preferred Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Proceeds from issuance of warrants for equity finance							2,000,000
Unsecured Debt [Member] | Goodman Note [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Debt instrument initial principal amount							3,000,000	$ 15,000,000
Debt, maturity date description							The principal and any interest amounts that remain outstanding was set to mature at the earlier of (a) April 20, 2010, or (b) the date immediately prior to the Company’s closing of an acquisition or asset transfer as defined by the Company’s amended and restated articles of incorporation.	The note required interest payments and principal settlement upon maturity at the earliest of (a) April 20, 2010, (b) the Company being acquired, or (c) the Company having a change in control, other than through the sale of preferred shares
Percentage of arrear accrued interest payable due on each quarter beginning February 1, 2009							25.00%
Unsecured Debt [Member] | Goodman Note [Member] | Prime Rate [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Debt instrument, basis spread on variable rate							0.25%